Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenue		$ 4,288,640	$ 4,169,039	$ 4,086,669
Operating expenses:
Cost of revenue		2,810,967	2,755,563	2,653,172
Research and development		312,941	282,042	273,936
Selling, general and administrative		487,255	458,539	492,457
Amortization of purchased intangible assets and other		78,784	78,137	97,358
Total operating expenses		3,689,947	3,574,281	3,516,923
Operating income		598,693	594,758	569,746
Interest and other expense, net		(10,797)	(11,436)	(1,859)
Gain from sale of a business		226,410
Income before income taxes		814,306	583,322	567,887
Income taxes		125,932	85,482	88,441
Net income	[1]	$ 688,374	$ 497,840	$ 479,446
Basic earnings per share		$ 5.36	$ 3.73	$ 3.49
Diluted earnings per share		$ 5.32	$ 3.71	$ 3.47

[1]	In fiscal years 2021, 2020 and 2019, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.